Transactions with related parties, detail 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 657	$ 318
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Due to related parties	$ 612	$ 263